Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Percentage of material component in inventory	70.00%	72.00%	73.00%		70.00%	72.00%
Lower of cost or market adjustment			$ 318	$ 302	$ 302
Inventories valued at period-end market value	319,282	347,840	331,213		319,282	347,840
Effect of liquidation of LIFO inventory layers	4,775	15,236			4,775	15,236	21,009
Cost of sales [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					(4,775)	(15,236)	(21,009)
Net Income Loss [Member]
Inventory [Line Items]
Effect of liquidation of LIFO inventory layers					$ 2,908	$ 9,291	$ 12,862